Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - Dan Sabia [Member] $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Revenue	$ 116,984
Net income	$ 23,840